Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance metrics of the Company. For further information concerning how the Company aligns executive compensation with the Company’s performance, refer to the section entitled “Compensation Discussion and Analysis.”
Our CEO is also our PEO. The following Pay Versus Performance Table sets forth information concerning the compensation of our PEO and other non-PEO NEOs for each of the fiscal years (“FY”) ending December 31, 2020, 2021, and 2022 and our financial performance for each such fiscal year.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (thousands)	Revenue (thousands)(5)
					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)
2022	$2,948,959	$265,216	$1,104,506	$138,218	$274.61	$138.26	($35,236)	$1,929,334
2021	$2,855,412	$3,904,925	$1,199,845	$1,647,994	$837.02	$202.49	$389,372	$2,756,446
2020	$1,527,318	$4,125,342	$674,606	$1,956,132	$680.43	$141.63	$56,001	$2,493,915
(1)
Amounts represent the amounts reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to our PEO and other NEOs for the relevant fiscal year, as determined under SEC rules, which include the individuals outlined in the Historical NEO Table.

(2)
The Total Compensation Adjustments Table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid for the PEO and the average compensation actually paid for Non-PEO NEOs for each relevant year, which include the individuals outlined in the Historical NEO Table.

(3)
Our Total Shareholder Return (“TSR”) amounts reported in the table include an initial fixed investment of $100 on December 31, 2019 and are calculated using the stock price at market close on the following days: (i) December 31, 2019 ($7.05 per share); (ii) December 31, 2020 ($47.97 per share); (iii) December 31, 2021 ($59.01 per share); and (iv) December 31, 2022 ($19.36 per share); TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

(4)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021, and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Retail Select Index is the same index we use in our performance graph in the 2022 Form 10-K (“Peer Group”).

(5)	We have identified Revenue as our “most important” financial performance measure used to link executive compensation to our Company performance.
Historical NEO Table (part of footnotes 1 and 2 to Pay Versus Performance Table)
The following table indicates our PEO and remaining NEOs for each relevant fiscal year, as determined under SEC rules.
Year	PEO	Non-PEO NEOs
2022	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Angela Hsu, and Joel G. Weight
2021	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Carter P. Lee, Meghan E. Tuohig, Elizabeth W. Solomon, and Ronald Hilton
2020	Jonathan E. Johnson III	Adrianne B. Lee, Robert P. Hughes, Anthony D. Strong, David J. Nielsen, Carter P. Lee, and Joel G. Weight
Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.
	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($546,500)	($176,569)	($1,818,300)	($618,067)	($2,043,000)	($638,685)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,461,835	$962,819	$1,180,200	$295,050	$968,000	$290,400
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$31,665	$195,096	$47,500	$20,350	$0	$0
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$626,508	$278,780	$441,611	$168,673	($1,189,540)	($455,995)
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$24,516	$30,800	$1,198,502	$635,446	($419,203)	($162,009)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($9,400)	$0	($53,303)	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$2,598,024	$1,281,526	$1,049,513	$448,149	($2,683,743)	($966,289)

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
Historical NEO Table (part of footnotes 1 and 2 to Pay Versus Performance Table)
The following table indicates our PEO and remaining NEOs for each relevant fiscal year, as determined under SEC rules.
Year	PEO	Non-PEO NEOs
2022	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Angela Hsu, and Joel G. Weight
2021	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Carter P. Lee, Meghan E. Tuohig, Elizabeth W. Solomon, and Ronald Hilton
2020	Jonathan E. Johnson III	Adrianne B. Lee, Robert P. Hughes, Anthony D. Strong, David J. Nielsen, Carter P. Lee, and Joel G. Weight

Peer Group Issuers, Footnote [Text Block]
(4)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021, and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Retail Select Index is the same index we use in our performance graph in the 2022 Form 10-K (“Peer Group”).

PEO Total Compensation Amount	$ 2,948,959	$ 2,855,412	$ 1,527,318
PEO Actually Paid Compensation Amount	$ 265,216	3,904,925	4,125,342
Adjustment To PEO Compensation, Footnote [Text Block]
Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.
	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($546,500)	($176,569)	($1,818,300)	($618,067)	($2,043,000)	($638,685)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,461,835	$962,819	$1,180,200	$295,050	$968,000	$290,400
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$31,665	$195,096	$47,500	$20,350	$0	$0
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$626,508	$278,780	$441,611	$168,673	($1,189,540)	($455,995)
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$24,516	$30,800	$1,198,502	$635,446	($419,203)	($162,009)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($9,400)	$0	($53,303)	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$2,598,024	$1,281,526	$1,049,513	$448,149	($2,683,743)	($966,289)

Non-PEO NEO Average Total Compensation Amount	$ 1,104,506	1,199,845	674,606
Non-PEO NEO Average Compensation Actually Paid Amount	$ 138,218	1,647,994	1,956,132
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.
	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($546,500)	($176,569)	($1,818,300)	($618,067)	($2,043,000)	($638,685)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,461,835	$962,819	$1,180,200	$295,050	$968,000	$290,400
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$31,665	$195,096	$47,500	$20,350	$0	$0
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$626,508	$278,780	$441,611	$168,673	($1,189,540)	($455,995)
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$24,516	$30,800	$1,198,502	$635,446	($419,203)	($162,009)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($9,400)	$0	($53,303)	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$2,598,024	$1,281,526	$1,049,513	$448,149	($2,683,743)	($966,289)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures. The three graphs below (Compensation Actually Paid vs Total Shareholder Return; Compensation Actually Paid vs Net Income; and Compensation Actually Paid vs Revenue) show the relationship between compensation actually paid to our NEOs and our financial performance measures as shown in the Pay Versus Performance Table (Net Income, TSR, and Revenue), and the relationship between our TSR and the TSR of our Peer Group (S&P Retail Select Industry Index), in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Compensation Actually Paid vs Total Shareholder Return

(1)
Our Total Shareholder Return (“TSR”) amounts reported in the table include an initial fixed investment of $100 on December 31, 2019 and are calculated using the stock price at market close on the following days: (i) December 31, 2019 ($7.05 per share); (ii) December 31, 2020 ($47.97 per share); (iii) December 31, 2021 ($59.01 per share); and (iv) December 31, 2022 ($19.36 per share); TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures. The three graphs below (Compensation Actually Paid vs Total Shareholder Return; Compensation Actually Paid vs Net Income; and Compensation Actually Paid vs Revenue) show the relationship between compensation actually paid to our NEOs and our financial performance measures as shown in the Pay Versus Performance Table (Net Income, TSR, and Revenue), and the relationship between our TSR and the TSR of our Peer Group (S&P Retail Select Industry Index), in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Compensation Actually Paid vs Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures. The three graphs below (Compensation Actually Paid vs Total Shareholder Return; Compensation Actually Paid vs Net Income; and Compensation Actually Paid vs Revenue) show the relationship between compensation actually paid to our NEOs and our financial performance measures as shown in the Pay Versus Performance Table (Net Income, TSR, and Revenue), and the relationship between our TSR and the TSR of our Peer Group (S&P Retail Select Industry Index), in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Compensation Actually Paid vs Revenue

Total Shareholder Return Vs Peer Group [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures. The three graphs below (Compensation Actually Paid vs Total Shareholder Return; Compensation Actually Paid vs Net Income; and Compensation Actually Paid vs Revenue) show the relationship between compensation actually paid to our NEOs and our financial performance measures as shown in the Pay Versus Performance Table (Net Income, TSR, and Revenue), and the relationship between our TSR and the TSR of our Peer Group (S&P Retail Select Industry Index), in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Compensation Actually Paid vs Total Shareholder Return

(1)
Our Total Shareholder Return (“TSR”) amounts reported in the table include an initial fixed investment of $100 on December 31, 2019 and are calculated using the stock price at market close on the following days: (i) December 31, 2019 ($7.05 per share); (ii) December 31, 2020 ($47.97 per share); (iii) December 31, 2021 ($59.01 per share); and (iv) December 31, 2022 ($19.36 per share); TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

Tabular List [Table Text Block]
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2022:
•	Revenue;
•
Adjusted EBITDA; this is a non-GAAP financial measure that is calculated as income (loss) from continuing operations before depreciation and amortization, stock-based compensation, interest and other income (expense), provision (benefit) for income taxes, and special items. We believe the exclusion of certain benefits and expenses in calculating adjusted EBITDA facilitates operating performance comparisons on a period-to-period basis. Exclusion of items in the non-GAAP presentation should not be construed as an inference that these items are unusual, infrequent or non-recurring; and

•
Free Cash Flow; this is a non-GAAP financial measure that is calculated as net cash provided by or used in continuing operating activities reduced by expenditures for property and equipment. We believe free cash flow is a useful measure to evaluate the cash impact of the continuing operations of the business including purchases of property and equipment which are a necessary component of our ongoing operations.

Total Shareholder Return Amount	$ 274.61	837.02	680.43
Peer Group Total Shareholder Return Amount	138.26	202.49	141.63
Net Income (Loss)	$ (35,236,000)	$ 389,372,000	$ 56,001,000
Company Selected Measure Amount	1,929,334,000	2,756,446,000	2,493,915,000
PEO Name	Jonathan E. Johnson III	Jonathan E. Johnson III	Jonathan E. Johnson III
Share Price	$ 19.36	$ 59.01	$ 47.97	$ 7.05
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
•
Adjusted EBITDA; this is a non-GAAP financial measure that is calculated as income (loss) from continuing operations before depreciation and amortization, stock-based compensation, interest and other income (expense), provision (benefit) for income taxes, and special items. We believe the exclusion of certain benefits and expenses in calculating adjusted EBITDA facilitates operating performance comparisons on a period-to-period basis. Exclusion of items in the non-GAAP presentation should not be construed as an inference that these items are unusual, infrequent or non-recurring; and

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]
•
Free Cash Flow; this is a non-GAAP financial measure that is calculated as net cash provided by or used in continuing operating activities reduced by expenditures for property and equipment. We believe free cash flow is a useful measure to evaluate the cash impact of the continuing operations of the business including purchases of property and equipment which are a necessary component of our ongoing operations.

PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,043,000)	$ (1,818,300)	$ (546,500)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	968,000	1,180,200	2,461,835
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	47,500	31,665
PEO [Member] | Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,189,540)	441,611	626,508
PEO [Member] | Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(419,203)	1,198,502	24,516
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,683,743)	1,049,513	2,598,024
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(638,685)	(618,067)	(176,569)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	290,400	295,050	962,819
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	20,350	195,096
Non-PEO NEO [Member] | Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(455,995)	168,673	278,780
Non-PEO NEO [Member] | Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(162,009)	635,446	30,800
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(53,303)	(9,400)
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (966,289)	$ 448,149	$ 1,281,526